Additional financial information - Statements of financial position (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Other long-term assets
Prepaid lease deposits and other	$ 20	$ 26
Other	7	7
Other long-term assets	27	33
Accounts payable and accrued liabilities
Trade accounts payable	39	79
Accrued liabilities	111	75
Payroll and other employee-related liabilities	129	144
Share-based compensation liability	1	22
Other	10	16
Total trade and other current payables	$ 290	$ 336